Pensions and Post-Employment Benefits	12 Months Ended
Dec. 31, 2021
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Pensions and Post-Employment Benefits
20)	PENSIONS AND POST-EMPLOYMENT BENEFITS
Defined

contribution pension plans
The consolidated costs of defined contribution plans for the years ended December 31, 2021, 2020 and 2019 were $47, $48 and $50, respectively. CEMEX contributes periodically the amounts offered by the pension plan to the employee’s individual accounts, not retaining any remaining liability as of the financial statements’ date.

Defined benefit pension plans
Most of CEMEX’s defined benefit plans have been closed to new participants for several years. Actuarial results related to pension and other post-employment benefits are recognized in earnings and/or in “Other comprehensive income” for the period in which they are generated, as appropriate. For the years ended

December 31, 2021, 2020 and 2019, the effects of pension plans and other post-employment benefits are summarized as follows:

	Pensions			Other benefits			Total
Net period cost (income):	2021	2020	2019	2021	2020	2019	2021	2020	2019
Recorded in operating costs and expenses
Service cost	$9	10	10	3	2	2	12	12	12
Past service cost	—	(2)	1	—	1	—	—	(1)	1
Settlements and curtailments	(1)	—	(3)	(1)	(1)	—	(2)	(1)	(3)

	8	8	8	2	2	2	10	10	10

Recorded in other financial expenses
Net interest cost	26	28	34	5	5	5	31	33	39

Recorded in other comprehensive income
Actuarial (gains) losses for the period	(257)	181	203	(6)	18	7	(263)	199	210

	$(223)	217	245	1	25	14	(222)	242	259

As
of December 31, 2021 and 2020, the reconciliation of the actuarial benefits’ obligations and pension plan assets, are presented as follows
:

	Pensions		Other benefits		Total
	2021	2020	2021	2020	2021	2020
Change in benefits obligation:
Projected benefit obligation at beginning of the period	$2,928	2,651	105	87	3,033	2,738
Service cost	9	10	3	2	12	12
Interest cost	62	70	5	5	67	75
Actuarial (gains) losses	(134)	258	(6)	18	(140)	276
Additions through business combinations	—	1	—	—	—	1
Settlements and curtailments	(1)	—	(1)	(1)	(2)	(1)
Plan amendments	—	(2)	—	1	—	(1)
Benefits paid	(132)	(140)	(7)	(6)	(139)	(146)
Foreign currency translation	(47)	80	(1)	(1)	(48)	79

Projected benefit obligation at end of the period	2,685	2,928	98	105	2,783	3,033

Change in plan assets:
Fair value of plan assets at beginning of the period	1,693	1,599	1	1	1,694	1,600
Return on plan assets	36	42	—	—	36	42
Actuarial gains	123	77	—	—	123	77
Employer contributions	78	75	7	6	85	81
Benefits paid	(132)	(140)	(7)	(6)	(139)	(146)
Foreign currency translation	(15)	40	—	—	(15)	40

Fair value of plan assets at end of the period	1,783	1,693	1	1	1,784	1,694

Net projected liability in the statement of financial position	$902	1,235	97	104	999	1,339

For

the years
2021
,
2020
and
2019
, actuarial (gains) losses for the period were generated by the following main factors as follows:

	2021	2020	2019

Actuarial (gains) losses due to experience	$(87)	1	5
Actuarial (gains) losses due to demographic assumptions	20	18	(11)
Actuarial (gains) losses due financial assumptions	(196)	180	216

	$(263)	199	210

In

2021
, net actuarial gains due to financial assumptions were mainly driven by moderate increases in the discount rates applicable to the calculation of the benefits’ obligations in the United Kingdom, the United States, Germany and Mexico, as market interest rates increased in
2021
as compared to
2020
. In addition, there were significant reduction effects in the net projected liability related to adjustments due to experience in the United Kingdom, the United States and Germany for a combined amount of $
81
. Moreover, the net projected liability significantly decreased by actual returns in plan assets higher than estimated returns for a total of $
122
, of which $
86
refers to the United Kingdom, $
13
to the United States and $
23
to other countries, partially offset by actuarial losses due to demographic assumption of $
20
, of which $
12
refers to the United Kingdom.

In

2020
, net actuarial losses due to financial assumptions were mainly driven by a general decrease in the discount rates applicable to the calculation of the benefits’ obligations mainly in the United Kingdom, the United States, and Mexico, as market interest rates decrease globally in
2020
as compared to
2019
, partially offset by actual returns in plan assets higher than estimated in the United Kingdom and the United States. In addition, the United Kingdom Government confirmed on November
25
,
2020
, with effect from February
2030
onwards, Retail Prices Index (“RPI”) will be aligned with Consumer Prices Index (“CPI”). The RPI is used to set pension increase assumptions for the United Kingdom pension plans. As a result of this change, in
2020
, CEMEX had an increase in its United Kingdom pension liabilities of $
54
. In
2019
, such net actuarial losses were also mainly driven by a general decrease in the discount rates applicable to the calculation of the benefits’ obligations mainly in the United Kingdom, the United States, Germany and Mexico, as market interest rates decrease globally in
2019
as compared to
2018
, partially offset by actual returns in plan assets higher than estimated in the United Kingdom and the United States.
As of December 31, 2021 and 2020, based on the hierarchy of fair values, plan assets are detailed as follows:

	2021				2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Cash	$33	—	—	33	$44	—	—	44
Investments in corporate bonds	1	432	—	433	1	474	—	475
Investments in government bonds	85	393	—	478	86	371	—	457

Total fixed-income securities	119	825	—	944	131	845	—	976

Investment in marketable securities	380	109	—	489	341	89	—	430
Other investments and private funds	163	88	100	351	146	55	87	288

Total variable-income securities	543	197	100	840	487	144	87	718

Total plan assets	$662	1,022	100	1,784	$618	989	87	1,694

The most significant assumptions used in the determination of the benefit obligation were as follows:

	2021				2020
	Mexico	United States	United Kingdom	Range of rates in other countries	Mexico	United States	United Kingdom	Rates ranges in other countries
Discount rates	9.25%	2.90%	1.90%	0.4% – 9.3%	7.80%	2.60%	1.50%	0.2% – 9.0%
Rate of return on plan assets	9.25%	2.90%	1.90%	0.4% – 9.3%	7.80%	2.60%	1.50%	0.2% – 9.0%
Rate of salary increases	4.50%	—	3.35%	2.3% – 7.3%	4.50%	—	3.00%	2.3% – 6.8%

As

of December 31, 2021, estimated payments for pensions and other post-employment benefits over the next 10 years were as follows:

Estimated payments

2022	$155
2023	139
2024	140
2025	142
2026 – 2031	850

As of December 31, 2021 and
2020
, the aggregate projected benefit obligation (“PBO”) for pension plans and other post-employment benefits and the plan assets by country were as follows:

	2021			2020
	PBO	Assets	Deficit	PBO	Assets	Deficit

Mexico	$200	38	162	$216	29	187
United States	270	226	44	305	222	83
United Kingdom 1	1,794	1,273	521	1,925	1,214	711
Germany	180	7	173	219	8	211
Other countries	339	240	99	368	221	147

	$2,783	1,784	999	$3,033	1,694	1,339

1
Applicable regulation in the United Kingdom requires to maintain plan assets at a level similar to that of the obligations. Beginning in 2012, the pension fund started to receive annual dividends from a limited partnership (the “Partnership”), whose assets, transferred by CEMEX UK of an approximate value of $553, are leased back to CEMEX UK. The Partnership is owned, controlled and consolidated by CEMEX UK. The annual dividends received by the pension funds in 2021, 2020 and 2019, which increase at a 5% rate per year, were £22.3 ($30), £21.3 ($29) and £20.3 ($27), respectively. In 2037, on expiry of the arrangement, the Partnership will be terminated and under the terms of the agreement, the remaining assets will be distributed to CEMEX UK. Distributions from the Partnership to the pension fund are considered as employer contributions to plan assets in the period in which they occur.

In

some countries, CEMEX has established health care benefits for retired personnel limited to a certain number of years after retirement. As of December 31, 2021 and
2020
, the projected benefits obligation related to these benefits was $
69
and $
78
, respectively, included within other benefits liability. The medical inflation rates used to determine the projected benefits obligation of these benefits in 2021 and 2020 for Mexico were
7
% and
8
% respectively, for Puerto Rico
3.8
% and
6.4
%, respectively, for the United Kingdom were
6.9
% in both years and for TCL was a rate range between
5.0
% and
10.5
%, for both years.
Significant events of settlements or curtailments related to employees’ pension benefits and other post-employment benefits during the reported periods
In

2021, as an effect of a sale of assets in France (note 5.2), there was a curtailment gain of $1 in its pension plan recognized in the statement of operations for the period. In addition, one of the participating companies in other postretirement benefits of TCL ceased operations in February 2021, resulting in a curtailment gain in other postretirement benefits of $
1
reflected in the statement of operations for the period.
During 2020, in connection with the divestiture of Kosmos’ assets in the United States (note 5.1), CEMEX recognized a curtailment gain of $1 related to its medical plan. Moreover, in France, CEMEX changed certain formulas of the pension benefits resulting in a past service gain of $2. In addition, in Mexico, CEMEX changed some postretirement benefits resulting in an expense for past services of $1 in 2020. These effects were recognized in the income statement for the year.
During 2019, CEMEX in France closed two legal entities resulting in a curtailment gain of $3, which was recognized in the income statement for the period.
Sensitivity analysis of pension and other post-employment benefits
For the year ended December 31, 2021, CEMEX performed sensitivity analyses on the most significant assumptions that affect the PBO, considering reasonable independent changes of plus or minus 50 basis points in each of these assumptions. The increase (decrease) that would have resulted in the PBO of pensions and other post-employment benefits as of December 31, 2021 are shown below:

	Pensions		Other benefits		Total
Assumptions:	+50 bps	-50 bps	+50 bps	-50 bps	+50 bps	-50 bps

Discount Rate Sensitivity	$(178)	200	(5)	5	(183)	205
Salary Increase Rate Sensitivity	6	(5)	1	(1)	7	(6)
Pension Increase Rate Sensitivity	124	(121)	—	—	124	(121)

Multiemployer defined benefit pension plans
In addition to the Company’s sponsored plans, certain union employees in the United States and the United Kingdom are covered under multiemployer defined benefit plans administered by their unions. The Company’s funding arrangements, rate of contributions and funding requirements were made in accordance with the contractual multiemployer agreements. The combined amounts contributed to the multiemployer plans were $58 in 2021, $56 in 2020 and $64 in 2019. The Company expects to contribute $59 to the multiemployer plans in
2022.

In

addition to the funding described in the preceding paragraph, CEMEX negotiated with a union managing a multiemployer plan in the United States the change of the plan from defined benefit to defined contribution beginning on September 29,
2019
. This change generated a
one-time
settlement obligation of $
24
recognized in the income statement in 2019 as part of “Other expenses, net,” against an accrued liability. Payments are expected to be made over the next
20
years though lump sum payment is allowable.